Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

November 26, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019)

on behalf of Eaton Vance Asian Small Companies Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 13, 2014 to the Prospectus dated January 1, 2014 and Summary Prospectus dated January 1, 2014, as revised March 1, 2014. The purpose of the filing is to submit the 497(e) filing dated November 13, 2014 in XBRL for the Fund.

Please contact me at (617) 672-8539, or fax number (617) 672-1539 if you have any questions or comments.

Very truly yours,

/s/ Elizabeth Prall

Elizabeth Prall

Assistant Vice President